TRADE AND OTHER NON TRADE PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Other payables	$ 17,929	$ 2,734
Suppliers	725	1,562
Total non-current	18,654	4,296
Suppliers	85,274	59,415
Total current trade payables	85,274	59,415
Suppliers of fixed assets	17,244	12,668
Personnel	58,821	57,010
Other Payables	11,425	5,761
Current deposits from customers	1,187	927
Total current other non-trade payables	88,677	76,366
Total Current	173,951	135,781
Total	$ 192,605	$ 140,077